Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue from Contracts with Customers [Abstract]
Disclosure of revenue from contracts with customers [text block]
29.	Revenue from Contracts with Customers

	For the year ended December 31, 2018
	Display segment	Energy segment	To tal segments
	(in thousands)
Primary geographical markets:
PRC	$112,542,529	1,089,508	113,632,037
Taiwan	93,126,115	6,231,767	99,357,882
Singapore	39,363,415	7,515	39,370,930
Japan	19,748,373	1,418,491	21,166,864
Others	26,004,322	8,102,354	34,106,676
	$290,784,754	16,849,635	307,634,389
Major products:
Products for Televisions	$113,194,567	-	113,194,567
Products for Mobile PCs and Devices	74,375,305	-	74,375,305
Products for Monitors	47,024,353	-	47,024,353
Products for Commercial and Others (i)	56,190,529	-	56,190,529
Solar Products	-	16,849,635	16,849,635
	$290,784,754	16,849,635	307,634,389
Major customers:
Customer A	$35,358,013	-	35,358,013
Others (individually not greater than 10%)	255,426,741	16,849,635	272,276,376
	$290,784,754	16,849,635	307,634,389

(i)	Others include sales from products for other applications and sales of raw materials, components and from service charges.

Refer to note 30 and note 44 for revenue
related
information
for the years ended December 31, 2016 and 2017.